United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Amended Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies




                                    811-1704

                      (Investment Company Act File Number)


                     Federated American Leaders Fund, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 03/31/05


            Date of Reporting Period: Fiscal year ended 03/31/05









Item 4 (g) in the original N-CSR filing for the period ended March 31, 2005, is corrected to read:


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $218,241

            Fiscal year ended 2004 - $404,575


Item 12.    Exhibits










SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /S/ Richard A. Novak
                             (insert name and title)
            Richard A. Novak, Principal Financial Officer
Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        January 24, 2006